PORTFOLIO OF INVESTMENTS – as of June 30, 2019 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 57.7% of Net Assets

Non-Convertible Bonds – 56.1%

	ABS Home Equity – 0.0%
$12,643	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 4.525%, 7/25/2035(a)(b)(c)	$11,537

	ABS Other – 1.6%
2,302,753	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(a)(b)(d)	2,187,615
2,357,068	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	2,416,556

		4,604,171

	Aerospace & Defense – 0.3%
376,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	416,988
322,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	423,469

		840,457

	Airlines – 1.7%
172,083	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	177,659
1,535,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	1,581,510
65,057	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	65,508
283,366	American Airlines Pass Through Certificates, Series 2013-1, Class A, 4.000%, 1/15/2027	294,386
25,821	Continental Airlines Pass Through Certificates, Series 2000-2, Class A-1, 7.707%, 10/02/2022	26,720
434,556	Continental Airlines Pass Through Certificates, Series 2007-1, Class A, 5.983%, 10/19/2023	460,933
37,229	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	37,980
46,509	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	47,750
396,938	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	437,902
627,321	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	641,825
305,035	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	305,706
268,983	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	303,308
551,739	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	596,060

		4,977,247

	Automotive – 3.4%
659,000	Cummins, Inc., 5.650%, 3/01/2098	794,938

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$8,576,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	$8,620,660
424,000	General Motors Co., 5.200%, 4/01/2045	404,892

		9,820,490

	Banking – 7.2%
2,255,000	Ally Financial, Inc., 4.125%, 2/13/2022	2,311,375
635,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023	646,649
1,244,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	1,280,071
314,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	335,461
536,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	567,829
820,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	556,529
4,745,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	3,699,183
518,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	528,663
3,224,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	3,448,268
482,000	Morgan Stanley, 3.950%, 4/23/2027	504,160
953,000	Morgan Stanley, 4.350%, 9/08/2026	1,021,927
659,000	Morgan Stanley, 5.750%, 1/25/2021	692,166
1,727,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	2,072,350
710,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	773,225
2,114,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	2,280,751

		20,718,607

	Brokerage – 1.4%
2,528,000	Jefferies Group LLC, 5.125%, 1/20/2023	2,707,657
733,000	Jefferies Group LLC, 6.250%, 1/15/2036	789,969
343,000	Jefferies Group LLC, 6.450%, 6/08/2027	388,410
63,000	Jefferies Group LLC, 6.875%, 4/15/2021	67,368

		3,953,404

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Building Materials – 0.4%
$211,000	Masco Corp., 6.500%, 8/15/2032	$248,994
104,000	Masco Corp., 7.750%, 8/01/2029	130,635
778,000	Owens Corning, 7.000%, 12/01/2036	923,131

		1,302,760

	Cable Satellite – 0.1%
12,000	Cox Communications, Inc., 4.800%, 2/01/2035, 144A	12,158
145,000	Time Warner Cable LLC, 5.500%, 9/01/2041	152,022

		164,180

	Chemicals – 0.8%
2,349,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	2,362,403
110,000	Methanex Corp., 5.250%, 3/01/2022	114,598

		2,477,001

	Collateralized Mortgage Obligations – 0.1%
298,116	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035	336,879
137	Federal National Mortgage Association, REMIC, Series 1990-48, Class H, 7.000%, 4/25/2020(a)(b)	137

		337,016

	Consumer Products – 0.1%
360,000	Hasbro, Inc., 6.600%, 7/15/2028	433,360

	Diversified Manufacturing – 0.1%
51,000	General Electric Co., GMTN, 3.100%, 1/09/2023	51,451
224,000	General Electric Co., Series A, MTN, 3-month LIBOR + 0.300%, 2.897%, 5/13/2024(e)	209,096

		260,547

	Electric – 1.9%
2,024,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	2,034,160
353,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	573,886
1,037,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	1,229,695
416,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	529,088
686,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,184,661

		5,551,490

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Finance Companies – 2.1%
$697,000	International Lease Finance Corp., 4.625%, 4/15/2021	$718,957
3,370,000	Navient Corp., 5.500%, 1/25/2023	3,462,675
686,000	Navient Corp., MTN, 6.125%, 3/25/2024	703,150
398,000	Navient Corp., MTN, 7.250%, 1/25/2022	429,343
771,000	Navient Corp., Series A, MTN, 5.625%, 8/01/2033	641,857

		5,955,982

	Government Owned - No Guarantee – 0.5%
780,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	954,507
490,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	473,830

		1,428,337

	Health Insurance – 0.0%
10,000	Cigna Holding Co., 7.875%, 5/15/2027	13,026

	Healthcare – 0.5%
1,192,000	HCA, Inc., 4.500%, 2/15/2027	1,271,698
33,000	HCA, Inc., 5.875%, 3/15/2022	36,068
182,000	HCA, Inc., MTN, 7.750%, 7/15/2036	207,480

		1,515,246

	Home Construction – 1.0%
1,989,000	PulteGroup, Inc., 6.000%, 2/15/2035	2,038,725
867,000	PulteGroup, Inc., 6.375%, 5/15/2033	924,439

		2,963,164

	Hybrid ARMs – 0.0%
6,209	FNMA, 6-month LIBOR + 1.543%, 4.418%, 2/01/2037(e)	6,432
13,733	FNMA, 12-month LIBOR + 1.865%, 4.627%, 9/01/2036(e)	14,510

		20,942

	Independent Energy – 0.7%
353,000	Continental Resources, Inc., 3.800%, 6/01/2024	362,951
63,000	Continental Resources, Inc., 4.500%, 4/15/2023	66,193

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$1,416,000	Noble Energy, Inc., 3.900%, 11/15/2024	$1,477,364

		1,906,508

	Industrial Other – 0.8%
2,757,000	Original Wempi, Inc., Series B1, 4.309%, 2/13/2024, (CAD)	2,203,705

	Integrated Energy – 0.2%
500,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	531,294

	Life Insurance – 2.2%
39,000	American International Group, Inc., 4.125%, 2/15/2024	41,326
56,000	American International Group, Inc., 4.875%, 6/01/2022	60,035
205,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	171,285
1,402,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	1,526,611
1,488,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(d)(f)	2,407,266
1,560,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(d)(f)	2,054,665

		6,261,188

	Media Entertainment – 0.6%
14,290,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	528,306
39,000	Viacom, Inc., 4.375%, 3/15/2043	38,150
663,000	Viacom, Inc., 5.250%, 4/01/2044	722,972
239,000	Viacom, Inc., 5.850%, 9/01/2043	281,281
143,000	Walt Disney Co. (The), 8.150%, 10/17/2036, 144A	223,084

		1,793,793

	Metals & Mining – 0.9%
1,373,000	ArcelorMittal, 6.750%, 3/01/2041	1,600,429
304,000	ArcelorMittal, 7.000%, 10/15/2039	360,716
685,000	Worthington Industries, Inc., 6.500%, 4/15/2020	703,322

		2,664,467

	Midstream – 2.2%
125,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	131,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – continued
$588,000	Enable Midstream Partners LP, 5.000%, 5/15/2044	$548,626
404,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	593,510
1,043,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	1,022,140
476,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	492,126
2,949,000	ONEOK Partners LP, 4.900%, 3/15/2025	3,205,823
43,000	ONEOK Partners LP, 6.200%, 9/15/2043	50,873
27,000	Plains All American Pipeline LP/PAA Finance Corp., 2.850%, 1/31/2023	26,891
392,000	Williams Cos., Inc., 3.350%, 8/15/2022	399,526

		6,470,765

	Non-Agency Commercial Mortgage-Backed Securities – 0.1%
156,786	Commercial Mortgage Pass Through Certificates, Series 2014-UBS4, Class A2, 2.963%, 8/10/2047	156,698
25,311	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A2, 2.872%, 7/15/2047	25,284
94,890	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.856%, 3/15/2044, 144A(c)	85,646

		267,628

	Oil Field Services – 0.2%
545,000	Transocean, Inc., 6.800%, 3/15/2038	408,750
60,000	Transocean, Inc., 7.500%, 4/15/2031	51,000

		459,750

	Packaging – 0.5%
1,302,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	1,386,630

	Paper – 0.4%
552,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	724,945
137,000	WestRock MWV LLC, 7.550%, 3/01/2047(d)(f)	183,272
104,000	WestRock MWV LLC, 8.200%, 1/15/2030	140,178

		1,048,395

	Property & Casualty Insurance – 0.5%
87,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 13.857%, 1/15/2033, 144A(e)(g)	60,791

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Property & Casualty Insurance – continued
$1,286,000		Old Republic International Corp., 4.875%, 10/01/2024	$1,393,743

			1,454,534

		REITs - Single Tenant – 0.0%
85,000		Realty Income Corp., 5.750%, 1/15/2021	88,674

		Retailers – 0.0%
52,000		J.C. Penney Corp., Inc., 6.375%, 10/15/2036	13,520

		Sovereigns – 1.9%
2,201,000		U.S. Department of Housing and Urban Development, 1.980%, 8/01/2020	2,199,459
1,452,000		U.S. Department of Housing and Urban Development, 2.350%, 8/01/2021	1,465,838
1,760,000		U.S. Department of Housing and Urban Development, 2.450%, 8/01/2022	1,791,398

			5,456,695

		Supermarkets – 0.0%
39,000		Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	45,135

		Technology – 0.4%
776,000		KLA-Tencor Corp., 5.650%, 11/01/2034	882,998
171,000		Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	201,120

			1,084,118

		Transportation Services – 0.3%
60,000		APL Ltd., 8.000%, 1/15/2024(d)(f)	50,400
562,000		ERAC USA Finance LLC, 6.700%, 6/01/2034, 144A	750,516

			800,916

		Treasuries – 15.5%
23,816,000		Canadian Government Bond, 0.750%, 9/01/2020, (CAD)	17,997,625
14,020,000		Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)	10,705,111
51,425,000		Central Bank of Iceland, 7.250%, 10/26/2022, (ISK)	456,662
200,000	(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	1,053,072
207,800	(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	1,080,533
578,400	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	3,077,698

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Treasuries – continued
$137,300	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	$760,711
913,700	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	5,307,612
8,546,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	1,048,313
3,126,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	860,150
2,105,000		U.S. Treasury Bond, 3.000%, 8/15/2048	2,308,593

			44,656,080

		Wireless – 0.2%
8,340,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	406,925
140,000		Sprint Capital Corp., 6.875%, 11/15/2028	143,892
20,000		Sprint Corp., 7.125%, 6/15/2024	21,206

			572,023

		Wirelines – 5.3%
1,459,000		AT&T, Inc., 3.950%, 1/15/2025	1,540,933
2,841,000		AT&T, Inc., 4.300%, 2/15/2030	3,040,768
425,000		AT&T, Inc., 4.500%, 3/09/2048	434,526
465,000		AT&T, Inc., 4.550%, 3/09/2049	474,626
1,191,000		BellSouth Telecommunications LLC, 5.850%, 11/15/2045	1,268,177
71,000		CenturyLink, Inc., Series G, 6.875%, 1/15/2028	71,000
876,000		Telecom Italia Capital S.A., 6.000%, 9/30/2034	893,520
250,000		Telefonica Emisiones S.A., EMTN, 5.289%, 12/09/2022, (GBP)	357,012
784,000		Telefonica Emisiones S.A., EMTN, 5.375%, 2/02/2026, (GBP)	1,187,902
300,000		Telefonica Emisiones S.A., EMTN, 5.445%, 10/08/2029, (GBP)	481,937
5,077,000		Verizon Communications, Inc., 4.329%, 9/21/2028	5,623,031

			15,373,432

		Total Non-Convertible Bonds (Identified Cost $163,081,783)	161,888,214

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – 1.1%

	Finance Companies – 0.1%
$329,000	iStar, Inc., 3.125%, 9/15/2022	$337,588

	Technology – 1.0%
2,051,000	Booking Holdings, Inc., 0.900%, 9/15/2021	2,346,134
337,000	Nuance Communications, Inc., 1.000%, 12/15/2035	315,641
259,000	Nuance Communications, Inc., 1.250%, 4/01/2025	254,048
8,000	Nuance Communications, Inc., 1.500%, 11/01/2035	8,003

		2,923,826

	Total Convertible Bonds (Identified Cost $2,910,338)	3,261,414

Municipals – 0.5%

	Illinois – 0.1%
245,000	State of Illinois, 5.100%, 6/01/2033	258,004

	Michigan – 0.1%
395,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	395,814

	Virginia – 0.3%
885,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	834,856

	Total Municipals (Identified Cost $1,469,361)	1,488,674

	Total Bonds and Notes (Identified Cost $167,461,482)	166,638,302

Shares
Common Stocks – 8.0%

	Automobiles – 0.3%
71,933	Ford Motor Co.	735,875

	Diversified Telecommunication Services – 1.0%
88,190	AT&T, Inc.	2,955,247

	Electronic Equipment, Instruments & Components – 6.5%
565,646	Corning, Inc.	18,796,416

	Pharmaceuticals – 0.2%
13,089	Bristol-Myers Squibb Co.	593,586

	Total Common Stocks (Identified Cost $11,119,244)	23,081,124

Shares	Description	Value (†)
Preferred Stocks – 0.7%

Convertible Preferred Stocks – 0.6%

	Banking – 0.3%
714	Bank of America Corp., Series L, 7.250%	$979,608

	Independent Energy – 0.1%
3,453	Chesapeake Energy Corp., 5.000%	140,710

	Midstream – 0.2%
12,375	El Paso Energy Capital Trust I, 4.750%	655,875

	Total Convertible Preferred Stocks (Identified Cost $1,446,924)	1,776,193

Non-Convertible Preferred Stocks – 0.1%

	Electric – 0.1%
213	Connecticut Light & Power Co. (The), 2.200%	10,797
1,860	Union Electric Co., 4.500%	188,381

		199,178

	Total Non-Convertible Preferred Stocks (Identified Cost $104,764)	199,178

	Total Preferred Stocks (Identified Cost $1,551,688)	1,975,371

Principal Amount (‡)
Short-Term Investments – 32.9%
$2,592,000	Ford Motor Credit Co. LLC, 4.331%, 12/02/2019(h)	2,557,048
10,597,871	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $10,599,196 on 7/01/2019 collateralized by $10,325,000 U.S. Treasury Note, 2.625% due 6/30/2023 valued at $10,810,915 including accrued interest(i)	10,597,871
23,000,000	U.S. Treasury Bills, 2.050%-2.376%, 9/26/2019(h)(j)	22,884,665
11,375,000	U.S. Treasury Bills, 2.222%, 9/12/2019(h)	11,327,426
8,645,000	U.S. Treasury Bills, 2.350%, 11/14/2019(h)	8,577,886
19,500,000	U.S. Treasury Bills, 2.360%-2.365%, 8/29/2019(h)(j)	19,432,887
17,695,000	U.S. Treasury Bills, 2.360%-2.441%, 9/05/2019(h)(j)	17,627,118
2,000,000	U.S. Treasury Bills, 2.432%, 7/25/2019(h)	1,997,400

	Total Short-Term Investments (Identified Cost $94,945,666)	95,002,301

	Total Investments – 99.3% (Identified Cost $275,078,080)	286,697,098
	Other assets less liabilities – 0.7%	2,057,069

	Net Assets – 100.0%	$288,754,167

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of June 30, 2019, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$4,695,603	1.6%	$2,199,289	0.8%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Level 3 security. Value has been determined using significant unobservable inputs.
(b)	Fair valued by the Fund’s adviser. At June 30, 2019, the value of these securities amounted to $2,199,289 or 0.8% of net assets.
(c)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2019 is disclosed.

(d)	Illiquid security.
(e)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2019, the value of these securities amounted to $4,695,603 or 1.6% of net assets.
(g)	Non-income producing security.
(h)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(i)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(j)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the value of Rule 144A holdings amounted to $24,384,663 or 8.4% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit

BRL	Brazilian Real
CAD	Canadian Dollar
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$—	$11,537	(a)	$11,537
ABS Other	—	2,416,556	2,187,615	(a)	4,604,171
Collateralized Mortgage Obligations	—	336,879	137	(a)	337,016
All Other Non-Convertible Bonds*	—	156,935,490	—		156,935,490

Total Non-Convertible Bonds	—	159,688,925	2,199,289		161,888,214

Convertible Bonds*	—	3,261,414	—		3,261,414
Municipals*	—	1,488,674	—		1,488,674

Total Bonds and Notes	—	164,439,013	2,199,289		166,638,302

Common Stocks*	23,081,124	—	—		23,081,124
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	—	140,710	—		140,710
All Other Convertible Preferred Stocks*	1,635,483	—	—		1,635,483

Total Convertible Preferred Stocks	1,635,483	140,710	—		1,776,193

Non-Convertible Preferred Stocks*	—	199,178	—		199,178

Total Preferred Stocks	1,635,483	339,888	—		1,975,371

Short-Term Investments	—	95,002,301	—		95,002,301

Total	$24,716,607	$259,781,202	$2,199,289		$286,697,098

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2018 and/or June 30, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2019
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$12,329	$—	$16	$2	$—	$ (810)	$—	$—	$11,537	$(68)
ABS Other	2,608,676	—	4,918	(89,707)	—	(336,272)	—	—	2,187,615	(88,657)
Airlines	520,966	—	—	—	—	—	—	(520,966)	—	—
Collateralized Mortgage Obligations	878	—	(21)	14	—	(734)	—	—	137	(1)

Total	$3,142,849	$—	$4,913	$(89,691)	$—	$(337,816)	$—	$(520,966)	$2,199,289	$(88,726)

Debt securities valued at $520,966 were transferred from Level 3 to Level 2 during the period ended June 30, 2019. At September 30, 2018, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At June 30, 2019, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2019 (Unaudited)

Treasuries	15.5%
Banking	7.5
Electronic Equipment, Instruments & Components	6.5
Wirelines	5.3
Automotive	3.4
Midstream	2.4
Finance Companies	2.2
Life Insurance	2.2
Electric	2.0
Other Investments, less than 2% each	19.4
Short-Term Investments	32.9

Total Investments	99.3
Other assets less liabilities	0.7

Net Assets	100.0%

Currency Exposure Summary at June 30, 2019 (Unaudited)

United States Dollar	80.5%
Canadian Dollar	12.0
Mexican Peso	4.3
Other, less than 2% each	2.5

Total Investments	99.3
Other assets less liabilities	0.7

Net Assets	100.0%